Warrants (Details) (USD $)			1 Months Ended								0 Months Ended
	Mar. 04, 2014	May 31, 2011	Jan. 31, 2007 January 2007 [Member]	Nov. 30, 2009 November 2009 [Member]	Mar. 31, 2013 March 2013 [Member]	May 31, 2011 May 2011 [Member]	May 31, 2011 Silicon Valley Bank [Member]	Oct. 31, 2012 October 2012 [Member]	Feb. 28, 2010 February 2010 [Member]	Aug. 31, 2013 August 2013 [Member]	Dec. 16, 2011 December 2011 [Member]
Class of Warrant or Right [Line Items]
Warrants issued	10,667	444,190	35,514	416,724	225,936	437,627	6,566	508,516	99,220	87,500	15,537
Warrant exercise price	3.75		5.63	2.01	2.66	2.74	2.28	2.66	2.01		6.3976
Warrant term			10 years	10 years	10 years	10 years	10 years	10 years	10 years
Debt instrument, face amount										$ 1,750,000
Exercise price of warrant, percentage of public offering price										120.00%
Number of common shares purchased											87,009
Stock and warrant purchase price											$ 198,822